Detail of Accrued Expenses and Other Current Liabilities - Detail of Accrued Expenses (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Detail of Accrued Expenses [Line Items]
Payroll and other compensation		$ 155	$ 156
Self-insurance claims and reserves		179	179
Advance deposits		87	76
Payable to former Minority Investors and holders of CIE equity awards (See Note 17)		63	0
Accrued taxes		28	30
Chip and token liability		20	17
Other accruals		132	92
Total accrued expenses and other current liabilities	$ 641	$ 664	$ 550